EMPLOYEE BENEFIT PLAN	8 Months Ended
Aug. 31, 2014
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLAN
7.	Employee Benefit Plan

The Company has established a 401(k) employee retirement savings plan that is available to all of its employees. Under the provisions of the plan, employees may make pre-tax contributions not to exceed the limit set by the Internal Revenue Service. The Company elected to terminate this plan effective May 2013.